Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Financing Receivable, Past Due
The table below presents total outstanding loans and past due analysis by class at March 31, 2024 and 2025.

	Past Due
At March 31, 2024 (As Adjusted):	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥6,108	¥8,289	¥14,397	¥57,371,397	¥112,496	¥57,498,290	¥3,004
Foreign	1,447	27,517	28,964	46,483,163	841,088	47,353,215	13,307
Residential	33,943	11,980	45,923	12,451,455	—	12,497,378	3,837
Card	15,790	28,388	44,178	440,672	—	484,850	—
Krungsri	247,919	189,558	437,477	8,349,705	17,930	8,805,112	—
Other	23,125	28,553	51,678	1,706,489	—	1,758,167	—
Total	¥328,332	¥294,285	¥622,617	¥126,802,881	¥971,514	¥128,397,012	¥20,148
Unearned income, unamortized premiums—net and deferred loan fees—net						(486,709)
Total						¥127,910,303

	Past Due
At March 31, 2025:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥9,275	¥6,127	¥15,402	¥61,523,077	¥130,854	¥61,669,333	¥2,419
Foreign	4,310	22,018	26,328	45,465,082	756,409	46,247,819	4,667
Residential	32,739	10,711	43,450	12,518,330	—	12,561,780	3,157
Card	15,737	30,221	45,958	452,815	—	498,773	—
Krungsri	228,655	252,745	481,400	8,365,508	—	8,846,908	—
Other	21,555	28,744	50,299	2,006,393	—	2,056,692	—
Total	¥312,271	¥350,566	¥662,837	¥130,331,205	¥887,263	¥131,881,305	¥10,243
Unearned income, unamortized premiums—net and deferred loan fees—net						(442,790)
Total						¥131,438,515

Nonaccrual Loans by Class
The information on nonaccrual loans by class at March 31, 2024 and 2025, and recognized interest income on nonaccrual loans by class for the fiscal years ended March 31, 2024 and 2025 are shown below:

	Recorded Loan Balance
March 31, 2024 (As Adjusted):	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥295,055	¥89,994	¥3,920
Foreign	225,572	59,564	8,747
Residential	41,101	4,067	848
Card	72,554	—	18
Krungsri	258,511	7,159	11,716
Other	33,782	16	2,826
Total	¥926,575	¥160,800	¥28,075

	Recorded Loan Balance
March 31, 2025:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥279,460	¥78,151	¥4,433
Foreign	223,696	35,266	6,965
Residential	35,884	3,885	852
Card	77,534	—	34
Krungsri	327,637	8,198	15,037
Other	32,490	9	3,392
Total	¥976,701	¥125,509	¥30,713

Notes:
(1)Nonaccrual loans in the above table do not include loans held for sale of ¥396,331 million and ¥20,258 million at March 31, 2024 and 2025, respectively.
(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.
TDRs by Class
The following table summarizes the MUFG Group’s TDRs by class for the fiscal year ended March 31, 2023 :

Fiscal year ended March 31, 2023 (As Adjusted)	Troubled Debt Restructurings		Troubled Debt Restructurings That Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥68,477	¥68,477	¥8,123
Foreign	35,319	35,319	11,945
Residential(1)(3)	15,291	15,291	116
Card(2)(3)	22,355	21,407	2,783
Krungsri(2)(3)	93,971	93,971	6,759
Other(2)	21,141	21,141	1,569
Total	¥256,554	¥255,606	¥31,295

Notes:
(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, Krungsri and Other segments include accrual and nonaccrual loans.
(3)For the fiscal year ended March 31, 2023, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments and reduction in the stated rate was the primary concession type in the Card segment.
The following table summarizes the MUFG Group’s loan modifications that were made to borrowers experiencing financial difficulty by class for the fiscal years ended March 31, 2024 and 2025:

Fiscal year ended March 31, 2024: (As Adjusted)	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥3,110	0.01%	¥—
Term extension	315,702	0.55	5,201
Combination of interest rate reduction and term extension	7,038	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥1,720	0.00%	¥—
Term extension	83,764	0.18	227
Combination of interest rate reduction and term extension	82	0.00	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	14,842	0.12	105
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	23,689	4.89	3,038
Combination of term extension and principal forgiveness	226	0.05	3
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥621	0.01%	¥85
Term extension	254,892	2.89	10,030
Combination of interest rate reduction and term extension	1,863	0.02	263
Combination of term extension and principal forgiveness	239	0.00	2,074
All other modifications and combinations	657	0.01	62
Other(2)
Interest rate reduction	¥606	0.03%	¥304
Term extension	6,464	0.37	415
Combination of interest rate reduction and term extension	345	0.02	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Fiscal year ended March 31, 2025:	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥436	0.00%	¥—
Term extension	296,078	0.48	5,819
Combination of interest rate reduction and term extension	4,934	0.01	88
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥—	—%	¥—
Term extension	85,363	0.18	912
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	9,826	0.08	243
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	24,338	4.88	2,686
Combination of term extension and principal forgiveness	234	0.05	2
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥811	0.01%	¥326
Term extension	196,337	2.22	22,432
Combination of interest rate reduction and term extension	13,248	0.15	1,218
Combination of term extension and principal forgiveness	4,064	0.05	31
All other modifications and combinations	4,475	0.05	70
Other(2)
Interest rate reduction	¥2,014	0.10%	¥68
Term extension	7,412	0.36	1,343
Combination of interest rate reduction and term extension	—	—	4
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Notes:
(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accruing and nonaccrual loans.
The following table provides the financial effect of the modifications made to borrowers experiencing financial difficulty by class for the fiscal years ended March 31, 2024 and 2025:

Fiscal year ended March 31, 2024 (As Adjusted):	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.13%.
Term extension	Added a weighted-average 1.0 years to the life of loans.
Foreign
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.46% .
Term extension	Added a weighted-average 0.8 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.6 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 15.22%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥809 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 1.34%.
Term extension	Added a weighted-average 2.3 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥1,250 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 3.40%.
Term extension	Added a weighted-average 3.0 years to the life of loans.

Fiscal year ended March 31, 2025:	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.11%.
Term extension	Added a weighted-average 0.8 years to the life of loans.
Foreign
Term extension	Added a weighted-average 0.7 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.6 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 18.00%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥862 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 4.70%.
Term extension	Added a weighted-average 3.6 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥3,524 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 4.00%.
Term extension	Added a weighted-average 1.0 year to the life of loans.
The following table provides the performance of loans that have been modified in the last 12 months to borrowers experiencing financial difficulty by class for the fiscal years ended March 31, 2024 and 2025:

Fiscal year ended March 31, 2024 (As Adjusted):	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥324,772	¥740	¥338
Foreign	85,566	—	—
Residential(1)	13,770	918	154
Card(2)	17,888	3,961	2,066
Krungsri(2)	225,319	24,839	8,114
Other(2)	5,673	1,448	294
Total	¥672,988	¥31,906	¥10,966

Fiscal year ended March 31, 2025:	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥300,859	¥442	¥148
Foreign	84,672	690	—
Residential(1)	8,930	742	154
Card(2)	19,316	3,562	1,694
Krungsri(2)	159,909	31,610	27,416
Other(2)	5,864	2,516	1,046
Total	¥579,550	¥39,562	¥30,458

Notes:

(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accrual and nonaccrual loans.

Credit Quality Indicators of Loans by Class

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2024 (As Adjusted):	2023	2022	2021	2020	2019	Prior
	(in millions)
Commercial:	¥36,089,439	¥13,326,456	¥7,110,866	¥5,965,489	¥4,197,181	¥9,777,389	¥27,367,612	¥63,489	¥103,897,921
Domestic	20,392,832	7,709,706	4,897,276	5,099,173	3,195,961	7,915,170	8,175,676	—	57,385,794
Normal	20,168,687	7,567,872	4,700,171	4,955,680	3,058,292	7,289,232	7,918,471	—	55,658,405
Close Watch	212,521	132,768	182,359	120,759	¥91,961	524,833	242,574	—	1,507,775
Likely to become Bankrupt or Legally/Virtually Bankrupt	11,624	9,066	14,746	22,734	45,708	101,105	14,631	—	219,614
Gross charge-offs	2,478	26,192	1,379	2,669	9,904	8	—	—	42,630
Foreign	15,696,607	5,616,750	2,213,590	866,316	1,001,220	1,862,219	19,191,936	63,489	46,512,127
Normal	15,305,350	5,445,830	2,166,976	827,405	877,978	1,680,485	18,889,310	60,877	45,254,211
Close Watch	330,450	142,807	41,638	23,625	110,527	129,927	269,944	—	1,048,918
Likely to become Bankrupt or Legally/Virtually Bankrupt	60,807	28,113	4,976	15,286	12,715	51,807	32,682	2,612	208,998
Gross charge-offs	9,301	8,575	1,057	794	174	130	10,131	—	30,162
Residential	¥668,170	¥659,156	¥714,292	¥573,679	¥864,058	¥8,997,473	¥20,550	¥—	¥12,497,378
Accrual	668,118	658,831	714,154	573,444	863,432	8,959,995	18,891	—	12,456,865
Nonaccrual	52	325	138	235	626	37,478	1,659	—	40,513
Gross charge-offs	—	—	2	6	28	1,253	—	—	1,289
Card	¥21	¥181	¥224	¥269	¥207	¥638	¥409,416	¥73,894	¥484,850
Accrual	—	10	7	7	9	34	396,746	15,483	412,296
Nonaccrual	21	171	217	262	198	604	12,670	58,411	72,554
Gross charge-offs	18	63	100	112	97	117	9,712	10,801	21,020
Krungsri	¥2,133,219	¥1,481,834	¥811,883	¥401,052	¥431,766	¥768,770	¥2,741,676	¥16,982	¥8,787,182
Performing	1,986,177	1,319,372	685,123	337,985	330,511	578,608	2,578,069	—	7,815,845
Under-Performing	110,487	108,846	86,273	49,140	80,033	141,150	136,897	—	712,826
Non-Performing	36,555	53,616	40,487	13,927	21,222	49,012	26,710	16,982	258,511
Gross charge-offs	8,765	55,828	34,544	12,995	15,439	19,729	30,709	2,632	180,641
Other	¥749,054	¥296,723	¥94,173	¥45,408	¥26,103	¥87,724	¥458,982	¥—	¥1,758,167
Accrual	743,600	291,516	92,176	44,523	24,642	82,574	445,355	—	1,724,386
Nonaccrual	5,454	5,207	1,997	885	1,461	5,150	13,627	—	33,781
Gross charge-offs	4,815	15,962	6,212	1,810	785	3,036	6,013	—	38,633

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2025:	2024	2023	2022	2021	2020	Prior
	(in millions)
Commercial:	¥36,144,399	¥14,800,806	¥9,780,316	¥4,868,593	¥4,571,927	¥9,808,543	¥26,976,735	¥78,570	¥107,029,889
Domestic	24,117,429	7,173,200	6,154,487	3,848,005	4,060,428	7,912,621	8,272,309	—	61,538,479
Normal	23,928,261	7,042,016	6,052,900	3,665,031	3,962,275	7,288,161	8,073,197	—	60,011,841
Close Watch	128,827	122,907	90,760	166,698	78,351	529,207	184,168	—	1,300,918
Likely to become Bankrupt or Legally/Virtually Bankrupt	60,341	8,277	10,827	16,276	19,802	95,253	14,944	—	225,720
Gross charge-offs	1,371	2,259	2,078	592	261	3,140	907	—	10,608
Foreign	12,026,970	7,627,606	3,625,829	1,020,588	511,499	1,895,922	18,704,426	78,570	45,491,410
Normal	11,839,879	7,367,932	3,465,137	1,011,411	480,256	1,732,371	18,474,590	76,313	44,447,889
Close Watch	154,312	177,968	137,788	9,177	19,982	114,575	213,896	—	827,698
Likely to become Bankrupt or Legally/Virtually Bankrupt	32,779	81,706	22,904	—	11,261	48,976	15,940	2,257	215,823
Gross charge-offs	2,151	8,622	11,010	2,855	336	6,872	13,460	—	45,306
Residential	¥1,124,971	¥636,238	¥625,599	¥672,243	¥537,121	¥8,947,802	¥17,806	¥—	¥12,561,780
Accrual	1,124,734	636,136	625,164	672,068	536,861	8,914,948	16,419	—	12,526,330
Nonaccrual	237	102	435	175	260	32,854	1,387	—	35,450
Gross charge-offs	—	—	5	43	10	576	1	—	635
Card	¥38	¥179	¥270	¥310	¥279	¥703	¥416,238	¥80,756	¥498,773
Accrual	1	3	7	15	6	33	403,628	17,546	421,239
Nonaccrual	37	176	263	295	273	670	12,610	63,210	77,534
Gross charge-offs	3	52	112	93	70	152	9,249	12,271	22,002
Krungsri	¥1,688,668	¥1,487,981	¥1,002,889	¥546,198	¥239,302	¥904,667	¥2,955,217	¥21,986	¥8,846,908
Performing	1,507,924	1,325,246	855,947	442,848	193,714	651,811	2,698,374	7	7,675,871
Under-Performing	147,612	115,002	102,598	66,928	31,663	173,199	206,398	—	843,400
Non-Performing	33,132	47,733	44,344	36,422	13,925	79,657	50,445	21,979	327,637
Gross charge-offs	5,970	53,874	50,589	21,359	7,095	23,135	32,294	5,327	199,643
Other	¥795,726	¥385,741	¥162,365	¥38,968	¥34,651	¥91,677	¥547,564	¥—	¥2,056,692
Accrual	790,753	378,532	159,835	38,006	33,940	86,122	537,014	—	2,024,202
Nonaccrual	4,973	7,209	2,530	962	711	5,555	10,550	—	32,490
Gross charge-offs	6,492	30,173	9,590	2,623	383	3,075	6,621	—	58,957

Note:
(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Changes in Allowance for Credit Losses by Portfolio Segment
Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2023, 2024 and 2025 are shown below:

Fiscal year ended March 31, 2023 (As Adjusted):	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥934,086	¥69,887	¥40,768	¥346,841	¥103,574	¥1,495,156
Transfer from MUAH to Commercial segment	33,062	—	—	—	(33,062)	—
Provision for (reversal of) credit losses	(113,886)	(9,511)	19,236	69,866	41,580	7,285
Charge-offs	158,780	645	18,255	100,545	55,922	334,147
Recoveries collected	18,784	16	720	26,774	24,506	70,800
Net charge-offs	139,996	629	17,535	73,771	31,416	263,347
Other(1)	6,323	—	—	21,711	12,386	40,420
Balance at end of fiscal year	¥719,589	¥59,747	¥42,469	¥364,647	¥93,062	¥1,279,514

Fiscal year ended March 31, 2024 (As Adjusted):	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥719,589	¥59,747	¥42,469	¥364,647	¥93,062	¥1,279,514
Provision for (reversal of) credit losses	66,240	(1,500)	21,927	138,358	33,770	258,795
Charge-offs	72,792	1,289	21,020	180,641	38,633	314,375
Recoveries collected	14,488	6	713	32,856	17,173	65,236
Net charge-offs	58,304	1,283	20,307	147,785	21,460	249,139
Other(1)(2)(3)	17,989	—	(7,666)	49,991	7,477	67,791
Balance at end of fiscal year	¥745,514	¥56,964	¥36,423	¥405,211	¥112,849	¥1,356,961

Fiscal year ended March 31, 2025:	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥745,514	¥56,964	¥36,423	¥405,211	¥112,849	¥1,356,961
Provision for (reversal of) credit losses	(93,052)	(6,729)	25,607	156,582	39,382	121,790
Charge-offs	55,914	635	22,002	199,643	58,957	337,151
Recoveries collected	13,213	7	899	40,340	16,433	70,892
Net charge-offs	42,701	628	21,103	159,303	42,524	266,259
Other(1)	1,861	—	—	21,367	7,355	30,583
Balance at end of fiscal year	¥611,622	¥49,607	¥40,927	¥423,857	¥117,062	¥1,243,075

Notes:
(1)Other is principally comprised of gains or losses from foreign exchange translation.
(2)For the fiscal year ended March 31, 2024, Other includes the impact of the change in accounting principle relating to the recognition and measurement of TDRs, which was adopted on April 1, 2023. The total impact across all segments was negative of ¥18,869 million.
(3)For the fiscal year ended March 31, 2024, the Krungsri and Other segments include the initial allowance for credit losses for the loans purchased with credit deterioration of ¥20,134 million and ¥2,097 million, respectively.
The following table sets forth the reconciliation of the difference between the purchase price and the principal balance regarding loans acquired with credit deterioration, in connection with corporate acquisitions during the fiscal year ended March 31, 2024.

2024
(in millions)
Purchase price	¥15,588
Allowance for credit losses at acquisition	22,231
Non-credit discount	269
Principal balance	38,088